SEGMENT INFORMATION - Schedule of Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss) (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		$ 12,269	$ 16,622		$ 29,213	$ 29,652
Advertising and marketing		1,200	1,490		2,800	3,250
Total segment expenses		12,364	15,628		34,482	30,103
Stock-based compensation		(160)	(113)		(245)	(177)
Depreciation and amortization		(590)	(204)		(392)	(418)
Programming charges	$ (41)	(41)	0		(1,118)	(2,371)
Impairment charges		0	(157)		(6,130)	(83)
Restructuring, transaction-related items, and other corporate matters		(731)	(454)		(747)	31
Gain on dispositions		0	35		0	0
Operating income (loss)		(95)	1,029		(5,269)	(451)
Interest expense		(366)	(516)		(860)	(920)
Interest income		64	83		151	137
Gain (loss) from investments		(40)	0		(17)	168
Gain on extinguishment of debt		0	0		0	29
Other items, net		(39)	(92)		(182)	(216)
Earnings (loss) from continuing operations before income taxes and equity in loss of investee companies		(476)	504		(6,177)	(1,253)
Benefit from income taxes		40	79		305	361
Equity in loss of investee companies, net of tax		(104)	(171)		(291)	(360)
Net earnings (loss) from continuing operations		(540)	412		(6,163)	(1,252)
Net earnings from discontinued operations, net of tax		0	0		14	676
Net earnings (loss) (Parent and noncontrolling interests)		(540)	412		(6,149)	(576)
Net earnings attributable to noncontrolling interests		(46)	(447)		(41)	(32)
Net loss attributable to Parent		(586)	(35)		(6,190)	(608)
Operating Segments | Studios
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		2,798
Content costs		1,974
Advertising and marketing		305
Other		335
Total segment expenses		2,614
Adjusted OIBDA		184
Operating Segments | Direct-to-Consumer
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		3,653	5,087		7,632	6,736
Content costs		1,760	2,712		4,415	4,459
Advertising and marketing		674	749		1,341	1,751
Other		940	1,473		2,373	2,189
Total segment expenses		3,374	4,934		8,129	8,399
Adjusted OIBDA		279	153	$ 153	(497)	(1,663)
Operating Segments | TV Media
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		5,841	9,977		18,779	20,085
Content costs		2,774	4,956		9,199	9,861
Advertising and marketing		224	328		689	761
Other		1,408	2,626		4,543	4,672
Total segment expenses		4,406	7,910		14,431	15,294
Adjusted OIBDA		1,435	2,067	2,067	4,348	4,791
Operating Segments | Filmed Entertainment
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues			1,593		2,955	2,957
Content costs			846		1,496	1,545
Advertising and marketing			417		783	751
Other			430		772	780
Total segment expenses			1,693		3,051	3,076
Adjusted OIBDA			(100)	$ (100)	(96)	(119)
Corporate/Eliminations
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		(23)	(35)		(153)	(126)
Adjusted OIBDA		(540)	(212)		(427)	(447)
Corporate/Eliminations | Studios
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		(17)
Corporate/Eliminations | Direct-to-Consumer
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues			0		0	(1)
Corporate/Eliminations | TV Media
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues		(6)	(20)		(84)	(63)
Corporate/Eliminations | Filmed Entertainment
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Revenues			(15)		(69)	(62)
Segment Reconciling Items
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Stock-based compensation		(91)	(99)		(210)	(172)
Depreciation and amortization		(590)	(204)		(392)	(418)
Programming charges		(41)	0		(1,118)	(2,371)
Impairment charges			(157)		(6,130)	(83)
Restructuring, transaction-related items, and other corporate matters		(731)	(454)		(747)	31
Gain on dispositions			35		0	0
Segment Reconciling Items | Restructuring, Transaction-Related Items, And Other Corporate Matters
Adjusted OIBDA by Segment and Reconciliation to Net Earnings (Loss)
Stock-based compensation		$ (69)	$ (14)		$ (35)	$ (5)